Warrant Liabilities - Additional Information (Details) - $ / shares	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Detailed Information About Warrant Liabilities [Line Items]
Public warrants outstanding	25,300,000
Private warrants outstanding	681,000
Level 1
Disclosure Of Detailed Information About Warrant Liabilities [Line Items]
Quoted price of public warrant	$ 1.64	$ 1.69
Level 3 | Private Placement Warrants
Disclosure Of Detailed Information About Warrant Liabilities [Line Items]
Number of warrants exercised	0
Netfin
Disclosure Of Detailed Information About Warrant Liabilities [Line Items]
Warrants description	The warrants entitle the holder to purchase one ordinary share of the Company at an exercise price of US$11.50 per share at any time on or after 30 days after the Business Combination and on or prior to 5 years after the date on which the Company completes the Business Combination
Warrants exercise price per share	$ 11.50